EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the GMO Series Trust Prospectus dated August 31, 2013, as revised March 12, 2014, as supplemented, filed with the Securities and Exchange Commission on March 12, 2014 pursuant to Rule 497(e) under the Securities Act of 1933, as amended (SEC Accession No. 0001193125-14-095763).

EXHIBIT INDEX

GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Schema Document

EX-101.CAL	XBRL Calculation Linkbase Document

EX.101.LAB	XBRL Labels Linkbase Document

EX-101.PRE	XBRL Presentation Linkbase Document

EX.101.DEF	XBRL Definition Linkbase Document